Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Summary of Changes in Fair Value of Stock Purchase Warrant
Changes in fair value during the years ended December 31, 2016 and 2015 for the TIL stock purchase warrant are as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Fair value at the beginning of the year	5,164	4,657
Unrealized (loss) gain included in earnings	(4,877)	507
Fair value at the end of the year	287	5,164
Changes in fair value during the year ended December 31, 2016 for the Company's time-charter swap agreement are as follows:

Year Ended December 31, 2016 $
Fair value at the beginning of the year	—
Settlements	(2,154)
Realized and unrealized gain included in earnings	3,029
Fair value at the end of the year	875

Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis
The following table includes the estimated fair value, carrying value and categorization using the fair value hierarchy of those assets and liabilities that are measured at their estimated fair value on a recurring and non-recurring basis, as well as certain financial instruments that are not measured at fair value.

	December 31, 2016			December 31, 2015
	Fair Value Hierarchy Level	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	94,907	94,907	157,390	157,390
Derivative instruments (note 11)
Interest rate swap agreements (1)	Level 2	3,143	3,143	(10,538)	(10,538)
Time-charter swap agreement (1)	Level 3	875	875	—	—
Stock purchase warrant	Level 3	287	287	5,164	5,164

Non-recurring:
Vessels held for sale (note 21)	Level 2	33,802	33,802	—	—

Other:
Advances to equity accounted investments	Note (2)	10,480	Note (2)	13,980	Note (2)
Long-term debt, including current portion	Level 2	(933,016)	(923,306)	(1,164,605)	(1,140,135)

(1)
The fair value of the Company's interest rate swap agreements and time-charter swap agreement at December 31, 2016 excludes accrued interest expense which is recorded in accrued liabilities in these consolidated financial statements.

(2)
The advances to equity accounted investments together with the Company’s investments in the equity accounted investments form the net aggregate carrying value of the Company’s interests in the equity accounted investments in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.